CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Jun. 30, 2025 USD ($)
Current assets:
Cash and cash equivalents	$ 20,648
Short-term investments	20,346
Prepaid expenses and other current assets	2,136
Total current assets	43,130
Property and equipment, net	68
Intangible assets, net	354
Operating lease right-of-use assets	181
Other non-current assets	17
Total assets	43,750
Current liabilities:
Accounts payable	2,425
Accrued expenses	8,144
Operating lease liabilities, current portion	109
Total current liabilities	10,678
Operating lease liabilities, net of current portion	145
Total liabilities	10,823
Commitments and contingencies (Note 13)
Redeemable convertible preferred stock (Series A, B), $0.001 par value; 0 shares and 29,723,540 shares authorized as of June 30, 2025 and December 31, 2024, respectively; 0 shares and 3,963,910 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively; aggregate liquidation preference of $0 and $85,902 as of June 30, 2025 and December 31, 2024, respectively	0
Stockholders' Equity (Deficit):
Common stock, $0.001 par value; 150,000,000 shares and 58,251,629 shares authorized as of June 30, 2025 and December 31, 2024, respectively; 9,373,433, and 2,574,767 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	9
Additional paid-in capital	130,579
Accumulated other comprehensive loss	(13)
Accumulated deficit	(97,648)
Total stockholders' equity (deficit)	32,927
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 43,750